Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 10, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2020, as supplemented

Removal of Sub-Adviser

Effective immediately, IPM Informed Portfolio Management AB (“IPM”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by IPM have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to IPM in the Fund’s Prospectus are hereby removed.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated May 10, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2020, as supplemented

Removal of Sub-Adviser

Effective immediately, IPM Informed Portfolio Management AB (“IPM”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by IPM have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to IPM in the Fund’s Prospectus are hereby removed.